27. FINANCIAL INSTRUMENTS (Details) $ in Thousands	Dec. 31, 2018 CAD ($)
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities	$ 5,149,276
2019 [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities	314,592
2020 [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities	274,368
2021 [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities	270,431
2022 [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities	266,512
2023 [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities	3,256,521
Thereafter [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities	766,852
Carrying amount [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities	3,959,816
Trade and other payables [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities	30,659
Trade and other payables [Member] | 2019 [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities
Trade and other payables [Member] | 2020 [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities
Trade and other payables [Member] | 2021 [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities
Trade and other payables [Member] | 2022 [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities
Trade and other payables [Member] | 2023 [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities
Trade and other payables [Member] | Thereafter [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities
Trade and other payables [Member] | Carrying amount [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities	30,659
Customer and other deposits [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities	2,259
Customer and other deposits [Member] | 2019 [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities	1,852
Customer and other deposits [Member] | 2020 [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities	14
Customer and other deposits [Member] | 2021 [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities	239
Customer and other deposits [Member] | 2022 [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities
Customer and other deposits [Member] | 2023 [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities
Customer and other deposits [Member] | Thereafter [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities	154
Customer and other deposits [Member] | Carrying amount [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities	2,259
Satellite performance incentive payments [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities	76,506
Satellite performance incentive payments [Member] | 2019 [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities	14,401
Satellite performance incentive payments [Member] | 2020 [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities	11,446
Satellite performance incentive payments [Member] | 2021 [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities	9,959
Satellite performance incentive payments [Member] | 2022 [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities	8,959
Satellite performance incentive payments [Member] | 2023 [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities	8,057
Satellite performance incentive payments [Member] | Thereafter [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities	23,684
Satellite performance incentive payments [Member] | Carrying amount [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities	59,895
Other financial liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities	5,467
Other financial liabilities [Member] | 2019 [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities	3,993
Other financial liabilities [Member] | 2020 [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities	476
Other financial liabilities [Member] | 2021 [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities	116
Other financial liabilities [Member] | 2022 [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities	116
Other financial liabilities [Member] | 2023 [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities	116
Other financial liabilities [Member] | Thereafter [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities	650
Other financial liabilities [Member] | Carrying amount [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities	5,556
Indebtedness [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities	5,034,385	[1]
Indebtedness [Member] | 2019 [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities	263,687	[1]
Indebtedness [Member] | 2020 [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities	262,432	[1]
Indebtedness [Member] | 2021 [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities	260,117	[1]
Indebtedness [Member] | 2022 [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities	257,437	[1]
Indebtedness [Member] | 2023 [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities	3,248,348	[1]
Indebtedness [Member] | Thereafter [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities	742,364	[1]
Indebtedness [Member] | Carrying amount [Member]
Disclosure of detailed information about financial instruments [line items]
Total contractual maturities of financial liabilities	$ 3,861,447	[1]

[1]	Indebtedness excludes deferred financing costs, interest rate floor, prepayment option and net gain on repricing/repayment.